Operating leases	12 Months Ended
Dec. 31, 2022
Operating leases [Abstract]
Operating leases
9.	Operating leases

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	As of December 31,
	2021	2022
	USD	USD

Right-of-use asset, net	$-	$162,270

Operating lease liabilities, current	-	87,129
Operating lease liabilities, non-current	-	74,384
Total operating lease liabilities	$-	$161,513

The following table presents operating lease cost reported in the consolidated statements of comprehensive loss related to the Company’s leases:

Year ended December 31, 2022
USD
Operating lease cost	$19,199
Short-term lease cost	24,967
Total	44,166

For the year ended December 31, 2022, the Group incurred rental expenses under operating leases US$19,199.

The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2022 to the present value of its operating lease payments:

For the year ending December 31	USD
2023	$92,684
2024	75,832
Total undiscounted operating lease payments	168,516
Less: imputed interest	(7,003)
Present value of operating lease liabilities	161,513